Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.9%
		Communication Services: 6.1%
701,757	(1)	Altice USA, Inc.	$ 18,245,682	0.9
141,263	(2)	Nexstar Media Group, Inc.	12,703,782	0.6
378,456	(1)	Snap, Inc.	9,881,486	0.5
203,881	(1)	Spotify Technology SA	49,455,414	2.5
187,450	(1)	Take-Two Interactive Software, Inc.	30,970,489	1.6
			121,256,853	6.1

		Consumer Discretionary: 11.7%
128,031	(1)	Burlington Stores, Inc.	26,385,909	1.3
244,965		Darden Restaurants, Inc.	24,677,774	1.3
59,968		Domino's Pizza, Inc.	25,503,191	1.3
276,623	(1),(2)	Five Below, Inc.	35,131,121	1.8
53,293	(1)	Lululemon Athletica, Inc.	17,553,115	0.9
113,783	(1)	O'Reilly Automotive, Inc.	52,463,066	2.7
207,629	(1)	Peloton Interactive, Inc.	20,605,102	1.0
300,982		Ross Stores, Inc.	28,087,640	1.4
			230,406,918	11.7

		Consumer Staples: 3.3%
348,086		Church & Dwight Co., Inc.	32,619,139	1.6
176,805		Constellation Brands, Inc.	33,506,316	1.7
			66,125,455	3.3

		Financials: 3.9%
309,980		LPL Financial Holdings, Inc.	23,766,167	1.2
96,943		MSCI, Inc. - Class A	34,587,323	1.7
202,234		Progressive Corp.	19,145,493	1.0
			77,498,983	3.9

		Health Care: 22.5%
76,101	(1)	Abiomed, Inc.	21,084,543	1.1
245,472		Agilent Technologies, Inc.	24,777,944	1.2
112,826	(1)	Align Technology, Inc.	36,934,719	1.9
137,015	(1)	Amedisys, Inc.	32,394,456	1.6
255,246	(1)	BioMarin Pharmaceutical, Inc.	19,419,116	1.0
146,403	(1)	Charles River Laboratories International, Inc.	33,152,959	1.7
410,390	(1),(2)	Exact Sciences Corp.	41,839,261	2.1
339,366	(1)	HealthEquity, Inc.	17,433,231	0.9
789,778	(1)	Horizon Therapeutics Plc	61,349,955	3.1
172,340	(1),(2)	Nevro Corp.	24,006,962	1.2
232,932	(1),(2)	Novocure Ltd.	25,927,661	1.3
268,643	(1)	PRA Health Sciences, Inc.	27,251,146	1.4
219,198	(1)	Tandem Diabetes Care, Inc.	24,878,973	1.3
66,821		Teleflex, Inc.	22,747,205	1.1
110,567	(1)	Veeva Systems, Inc.	31,090,335	1.6
			444,288,466	22.5

		Industrials: 12.4%
376,218		Ametek, Inc.	37,396,069	1.9
62,735	(1)	CoStar Group, Inc.	53,231,275	2.7
198,559		Hubbell, Inc.	27,170,813	1.4
943,424		Quanta Services, Inc.	49,869,393	2.5
70,144		Roper Technologies, Inc.	27,714,596	1.4
70,532	(1)	United Rentals, Inc.	12,307,834	0.6
360,219		Waste Connections, Inc.	37,390,732	1.9
			245,080,712	12.4

		Information Technology: 36.2%
487,599	(1)	Anaplan, Inc.	30,513,945	1.5
230,139	(1)	Aspen Technology, Inc.	29,133,296	1.5
108,884	(1)	Autodesk, Inc.	25,153,293	1.3
341,541		Booz Allen Hamilton Holding Corp.	28,341,072	1.4
661,220	(1)	Cadence Design Systems, Inc.	70,505,889	3.6
253,389		CDW Corp.	30,287,587	1.5
201,236	(1)	DocuSign, Inc.	43,314,037	2.2
556,548	(1)	Dynatrace, Inc.	22,829,599	1.2
407,078		Entegris, Inc.	30,262,178	1.5
107,159	(1),(2)	Everbridge, Inc.	13,473,101	0.7
85,478	(1)	Fair Isaac Corp.	36,360,632	1.8
288,879	(1)	Five9, Inc.	37,461,829	1.9
68,759	(1)	FleetCor Technologies, Inc.	16,371,518	0.8
191,056	(1),(2)	Inphi Corp.	21,446,036	1.1
90,368		Lam Research Corp.	29,979,584	1.5
79,681		Monolithic Power Systems, Inc.	22,279,604	1.1
81,093		Motorola Solutions, Inc.	12,716,193	0.6
175,255		NXP Semiconductor NV - NXPI - US	21,873,577	1.1
250,283	(1)	Paylocity Holding Corp.	40,400,682	2.1
169,069	(1)	RingCentral, Inc.	46,428,038	2.4
181,764	(1)	Twilio, Inc.	44,912,067	2.3
90,189	(1)	Zebra Technologies Corp.	22,769,115	1.2
357,689	(1),(2)	Zendesk, Inc.	36,813,352	1.9
			713,626,224	36.2

		Materials: 2.4%
137,883		Avery Dennison Corp.	17,626,963	0.9
277,233	(1)	Berry Global Group, Inc.	13,395,898	0.7
209,249	(1)	Crown Holdings, Inc.	16,082,878	0.8
			47,105,739	2.4

		Real Estate: 1.4%
443,521		Equity Lifestyle Properties, Inc.	27,187,837	1.4

	Total Common Stock
	(Cost $1,607,040,098)		1,972,577,187	99.9

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.9%
		Repurchase Agreements: 4.2%
3,727,926	(3)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $3,727,939, collateralized by various U.S. Government Agency Obligations, 2.000%-6.594%, Market Value plus accrued interest $3,802,485, due 09/01/29-02/20/69)	$ 3,727,926	0.2
6,745,896	(3)	BNP Paribas S.A., Repurchase Agreement dated 09/30/20, 0.24%, due 10/01/20 (Repurchase Amount $6,745,940, collateralized by various U.S. Government Securities, 0.750%-7.875%, Market Value plus accrued interest $7,083,191, due 08/10/21-08/21/40)	6,745,896	0.3
7,209,387	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $7,209,407, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $7,353,575, due 10/25/20-06/20/69)	7,209,387	0.4
1,736,906	(3)	CF Secured LLC, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $1,736,910, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,771,651, due 08/15/27-09/01/50)	1,736,906	0.1
6,368,538	(3)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $6,368,559, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $6,495,936, due 10/08/20-08/15/50)	6,368,538	0.3
13,430,835	(3)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $13,430,864, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $13,699,452, due 11/27/20-11/01/59)	13,430,835	0.7
2,539,396	(3)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $2,539,402, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,590,184, due 10/01/20-09/01/50)	2,539,396	0 .1
5,010,323	(3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $5,010,341, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.875%, Market Value plus accrued interest $5,110,548, due 02/15/21-07/20/70)	5,010,323	0 .2

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
2,705,942	(3)	Palafox Trading LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $2,705,951, collateralized by various U.S. Government Securities, 1.125%-1.375%, Market Value plus accrued interest $2,760,071, due 08/31/23-08/15/40)	$ 2,705,942	0.1
19,402,714	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $19,402,757, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $19,790,768, due 10/27/20-07/15/61)	19,402,714	1.0
1,580,662	(3)	Royal Bank of Canada, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $1,580,671, collateralized by various U.S. Government Securities, 0.000%-10.200%, Market Value plus accrued interest $1,654,204, due 10/27/20-07/09/40)	1,580,662	0.1
3,406,870	(3)	South Street Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $3,406,881, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $3,475,008, due 06/01/26-02/15/60)	3,406,870	0.2
9,098,399	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $9,098,451, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,305,279, due 04/15/22-02/15/46)	9,098,399	0.5

	Total Repurchase Agreements
	(Cost $82,963,794)		82,963,794	4.2

Shares			Value	Percentage of Net Assets
		Mutual Funds(3): 0.7%
2,273,000	(3),(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	2,273,000	0.1
8,724,000	(3),(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	8,724,000	0.5
2,363,000	(3),(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.020%	2,363,000	0.1

	Total Mutual Funds
	(Cost $13,360,000)		13,360,000	0.7

	Total Short-Term Investments
	(Cost $96,323,794)		96,323,794	4.9

	Total Investments in Securities (Cost $1,703,363,892)		$ 2,068,900,981	104.8
	Liabilities in Excess of Other Assets		(95,676,609)	(4.8)
	Net Assets		$ 1,973,224,372	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2020.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$1,972,577,187	$–	$–	$1,972,577,187
Short-Term Investments	13,360,000	82,963,794	–	96,323,794
Total Investments, at fair value	$1,985,937,187	$82,963,794	$–	$2,068,900,981

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,707,237,078.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$380,347,981
Gross Unrealized Depreciation	(18,683,673)
Net Unrealized Appreciation	$361,664,308